UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2005
                                                     ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
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Address: 1st Floor Cassini House
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           57-59 St James's Street
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           London SW1A 1LD
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           England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    James Cameron
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Title:   Compliance Administrator
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Phone:   +44(20) 7659-4227
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Signature, Place, and Date of Signing:


/s/ James Cameron
-----------------
[Signature]

London, England
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[City, State]

November 9, 2005
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         None

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Form 13F Information Table Entry Total:


         15

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Form 13F Information Table Value Total:

         $891,782,433.09

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

                           FORM 13F INFORMATION TABLE

                                                                                                                   VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE    SHARED  NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----    ------  ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------

AMDOCS LTD            ORD            G0260210 A     29,920.67   1,079,000     SH           SOLE                1,079,000

CONOCOPHILLIPS        COMMON         20825C10 A    149,048.12   2,132,000     SH           SOLE                2,132,000

DIRECTV GROUP INC     COMMON         25459L10 A     71,874.04   4,798,000     SH           SOLE                4,798,000

ENERGY PARTNERS LTD   COMMON         29270U10 A     10,958.22     351,000     SH           SOLE                  351,000

FLOR EAST COAST INDS  COMMON         34063210 A     15,439.36     340,900     SH           SOLE                  340,900

HILTON HOTELS CORP    COMMON         43284810 A     99,931.10   4,477,200     SH           SOLE                4,477,200

HUMAN GENOME SCI      COMMON         44490310 F     34,100.92   2,509,266     SH           SOLE                2,509,266

                      WTS DEC 10
LUCENT TECHNOLOGIES   07             54946313 F         97.03     102,134    PRN           SOLE                  102,134

MARATHON OIL CORP     COMMON         56584910 A    239,449.03   3,473,800     SH           SOLE                3,473,800

MORGAN STANLEY        COMMON         61744644 A     68,892.17   1,277,200     SH           SOLE                1,277,200

NETBANK INC           COMMON         64093310 F     13,919.25   1,675,000     SH           SOLE                1,675,000

REFCO INC             COMMON         75866G10 A      8,841.00     300,000     SH           SOLE                  300,000

SOUTH FINL GROUP INC  COMMON         83784110 F        375.76      14,000     SH           SOLE                   14,000

ST JOE CO             COMMON         79014810 A     76,259.76   1,221,133     SH           SOLE                1,221,133

VERIZON COMMUNICATNS  COMMON         92343V10 A     73,036.00   2,234,200     SH           SOLE                2,234,200
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